Related parties (Detail 3) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Entity [Table]
Balance at the beginning of the year	SFr 34	$ 38	$ 33
Additions		11	14
Reductions		(15)	(8)
Balance at the end of the year	31	34	38
UBS AG
Entity [Table]
Balance at the beginning of the year	28	31	23
Additions		11	13
Reductions		(15)	(5)
Balance at the end of the year	SFr 25	$ 28	$ 31